Accumulated Other Comprehensive Income (Loss) (After-tax Changes by Component) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	$ (23)	$ 77	$ 77
Amounts arising during the period	44	19
Reclassifications from accumulated other comprehensive income	(4)	(11)
Net other comprehensive income during the period	40	8
Balance at end of period	17	85	(23)	$ 77
PPL Energy Supply LLC [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(23)	77	77	48	$ 487
Amounts arising during the period			(77)	140
Reclassifications from accumulated other comprehensive income			(23)	(111)
Net other comprehensive income during the period			(100)	29	(439)
Balance at end of period			(23)	77	48
Available For Sale Securities Unrealized Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	202	173	173
Amounts arising during the period	1	19
Reclassifications from accumulated other comprehensive income	(2)	(2)
Net other comprehensive income during the period	(1)	17
Balance at end of period	201	190	202	173
Available For Sale Securities Unrealized Gains (Losses) | PPL Energy Supply LLC [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	202	173	173	112	90
Amounts arising during the period			35	67
Reclassifications from accumulated other comprehensive income			(6)	(6)
Net other comprehensive income during the period			29	61	22
Balance at end of period			202	173	112
Qualifying derivatives
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	63	88	88
Amounts arising during the period		0
Reclassifications from accumulated other comprehensive income	(10)	(13)
Net other comprehensive income during the period	(10)	(13)
Balance at end of period	53	75	63	88
Qualifying derivatives | PPL Energy Supply LLC [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	63	88	88	211	606
Reclassifications from accumulated other comprehensive income			(25)	(123)
Net other comprehensive income during the period			(25)	(123)	(395)
Balance at end of period			63	88	211
Prior service costs
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	7	(4)	(4)
Amounts arising during the period	(3)	0
Reclassifications from accumulated other comprehensive income	(1)	1
Net other comprehensive income during the period	(4)	1
Balance at end of period	3	(3)	7	(4)
Prior service costs | PPL Energy Supply LLC [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	7	(4)	(4)	(10)	(16)
Amounts arising during the period			8	2
Reclassifications from accumulated other comprehensive income			3	4
Net other comprehensive income during the period			11	6	6
Balance at end of period			7	(4)	(10)
Actuarial gain (loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	(295)	(180)	(180)
Amounts arising during the period	46	0
Reclassifications from accumulated other comprehensive income	9	3
Net other comprehensive income during the period	55	3
Balance at end of period	(240)	(177)	(295)	(180)
Actuarial gain (loss) | PPL Energy Supply LLC [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at beginning of period	$ (295)	$ (180)	(180)	(265)	(193)
Amounts arising during the period			(120)	71
Reclassifications from accumulated other comprehensive income			5	14
Net other comprehensive income during the period			(115)	85	(72)
Balance at end of period			$ (295)	$ (180)	$ (265)